SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE BASED COMPENSATION
Schedule of share-based compensation expenses were allocated in operating expenses by function

	For the year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Sales and marketing expenses	9,185	17,452	11,422	1,609
General and administrative expenses	293,549	380,556	228,084	32,125
	302,734	398,008	239,506	33,734

Summary of assumptions used to estimate the fair value of the share options granted to employees

		2021
Risk-free interest rate		1.04%
Expected volatility		74.49%
Expected dividend yield		0.00%
Exercise multiple		2.20
Expected post-vesting forfeiture rate		0.00%
Fair value of share option	US$	1.07

2019 Plan
SHARE BASED COMPENSATION
Summary of the employee equity award activity

			Weighted-
			average
		Weighted-	remaining	Aggregate
	Number of	average	contractual	intrinsic
	options	exercise price	term	Value
		US$	Years	US$
Outstanding as of December 31, 2019	72,529,960	0.0002	9.05
Granted	25,917,240	0.0002	—
Exercised	—	0.0002	—	—
Forfeit	(38,418,992)	0.0002	—
Outstanding as of December 31, 2020	60,028,208	0.0002	8.83
Granted	2,795,600	0.0002	—
Exercised	—	0.0002	—	—
Forfeit	(2,370,736)	0.0002	—
Outstanding as of December 31, 2021	60,453,072	0.0002	7.91
Granted	—	—
Exercised	(32,008,561)	0.0002		88,097
Forfeit	—	0.0002
Outstanding as of December 31, 2022	28,444,511	0.0002	7.24
Granted	—	—
Exercised	(24,108,314)	0.0002
Forfeit	(243,016)	0.0002		82,205
Outstanding as of December 31, 2023	4,093,181	0.0002	6.34
Fully vested and expected to vest as of December 31, 2023	66,695,568	0.0002
Exercisable as of December 31, 2023	3,935,132	0.0002

2021 plan
SHARE BASED COMPENSATION
Summary of the employee equity award activity

		Weighted-Average
		Grant-Date
	Number	Fair Value
	of RSUs	US$
Unvested as of December 31, 2020	—	—
Granted	40,842,760	1.09
Vested	(31,943,824)	1.10
Forfeited or cancelled	(6,368,184)	1.06
Unvested as of December 31, 2021	2,530,752	1.09
Granted	45,722,392	1.26
Vested	(43,329,376)	1.26
Forfeited or cancelled	(739,472)	1.30
Unvested as of December 31, 2022	4,184,296	1.23
Granted	10,551,248	3.05
Vested	(13,239,120)	2.52
Forfeited or cancelled	(117,792)	3.08
Unvested as of December 31, 2023	1,378,632	2.56